Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax provision
	March 31,
	2023	2022
Current:
U.S. federal	$24,000	$—
State and local	—	—
	24,000	—
Deferred:
U.S. federal	(115,000)	(264,000)
State and local	—	(86,000)
	(115,000)	(350,000)
Change in valuation allowance	115,000	350,000
Provision for income taxes	$24,000	$—

	December 31,
	2022	2021
Current:
U.S. federal	$119,000	$—
State and local	—	—
	119,000	—
Deferred:
U.S. federal	(648,000)	(238,000)
State and local	78,000	(78,000)
	(570,000)	(316,000)
Change in valuation allowance	570,000	316,000
Provision for income taxes	$119,000	$—

Schedule of federal income tax rates
	March 31,
	2023	2022
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	—%	—%
Change in warrant liabilities	(0.4)%	(1.1)%
Change in valuation allowance	(26.0)%	(19.9)%
Effective rate	(5.4)%	—%

	2022	2021
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	—%	—%
Change in warrant liabilities	1.4%	—%
Tax return to provision adjustment	(3.6)%	—%
Change in valuation allowance	(23.8)%	(21.0)%
Effective rate	(5.0)%	—%

Schedule of deferred tax assets
	March 31, 2023	December 31, 2022
Deferred tax assets:
Startup costs	$1,001,000	$886,000
Total deferred tax asset	1,001,000	886,000
Valuation allowance	(1,001,000)	(886,000)
	$—	$—

	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operation loss carryforwards	$—	$21,000
Startup costs	886,000	295,000
Total deferred tax asset	886,000	316,000
Valuation allowance	(886,000)	(316,000)
	$—	$—